Note 11 - Income Taxes - Components of Net Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset	$ 53,785	$ 15,217
Deferred tax liability	(2,462)	(2,425)
Net deferred tax asset	51,323	12,792
Financial statement allowance for credit losses in excess of tax allowance	10,128	10,129
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,801)	(2,098)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,464	1,347
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Financial statement off-balance sheet exposure allowance for credit losses in excess of tax allowance	1,604	0
Unrealized loss on securities available-for-sale	39,073	2,235
Equity based compensation	1,224	1,028
Other items, net	(42)	478
Domestic Tax Authority [Member]
Deferred tax asset	40,690	11,604
Deferred tax liability	(1,850)	(1,822)
State and Local Jurisdiction [Member]
Deferred tax asset	13,095	3,613
Deferred tax liability	$ (612)	$ (603)